Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, curtailment gain (loss)			$ 1
EquitySecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	14.00%
DebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	69.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	4.00%
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	13.00%
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Settlements of certain retirement plans	298
Defined benefit plans, settlement (gain) loss	88		9
Defined benefit plans, curtailment gain (loss)			35
Expected contribution by employer to its plans	50
Participants Offered Lump Sum Payments	21,000
Percentage Of Particpants Accepted Lump Sum Payments	50.00%
Pension Plans - U.S. | EquitySecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	60.00%
Pension Plans - U.S. | DebtSecuritiesMember
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage of assets	40.00%
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements of certain retirement plans	74	40
Expected contribution by employer to its plans	48
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of the U.S. and U.K plan assets of the total defined benefit plans	95.00%
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution by employer to its plans	52
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, settlement (gain) loss	(36)	(2)	(8)
Expected contribution by employer to its plans	$ 38
Expected funding plans description	The Company funds its OPEB obligations on a pay-as-you-go basis. In 2013, the Company expects to contribute approximately $38 million to its OPEB plans.